Loans and Debentures - Schedule of Capitalized Borrowing Cost (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans And Debentures
Average rate of capitalization rate	11.36%	9.44%